Offerings - Offering: 1	May 07, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	10,000,000
Proposed Maximum Offering Price per Unit	55.54
Maximum Aggregate Offering Price	$ 555,400,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 76,700.74
Offering Note	1(a) This registration statement on Form S-8 relates to shares of common stock, $0.01 par value per share ("Common Stock"), of Boston Scientific Corporation (the "Registrant") to be issued under the Boston Scientific Corporation Employee Stock Purchase Plan, as amended and restated. Pursuant to Rule 416(c) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers an indeterminate number of shares of Common Stock which may be offered or issued by reason of stock splits, stock dividends or similar transactions effected without the receipt of consideration which results in an increase in the number of outstanding shares of Common Stock of the Registrant. 1(b) Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) and (h) of the Securities Act. The proposed maximum offering price per share, proposed maximum aggregate offering price and the amount of the registration fee are based on the average of the high and low prices of the Common Stock as reported on the New York Stock Exchange on May 6, 2026. 1(c) The Registrant does not have any fee offsets.